UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2023 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$131	1.24%

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Total Return Based on a $10,000 Investment

Date	A Shares	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,861	$10,113
12/31/14	$10,298	$10,612
3/31/15	$10,363	$10,712
6/30/15	$10,263	$10,742
9/30/15	$9,627	$10,051
12/31/15	$10,165	$10,758
3/31/16	$10,218	$10,903
6/30/16	$10,416	$11,171
9/30/16	$10,647	$11,602
12/31/16	$10,870	$12,045
3/31/17	$11,502	$12,776
6/30/17	$11,904	$13,170
9/30/17	$12,080	$13,760
12/31/17	$12,761	$14,675
3/31/18	$12,412	$14,563
6/30/18	$12,699	$15,064
9/30/18	$13,628	$16,225
12/31/18	$12,207	$14,031
3/31/19	$13,312	$15,946
6/30/19	$13,563	$16,633
9/30/19	$13,521	$16,915
12/31/19	$14,631	$18,449
3/31/20	$11,535	$14,834
6/30/20	$13,093	$17,881
9/30/20	$13,818	$19,478
12/31/20	$15,465	$21,844
3/31/21	$16,687	$23,193
6/30/21	$17,491	$25,175
9/30/21	$17,156	$25,322
12/31/21	$18,509	$28,114
3/31/22	$18,476	$26,821
6/30/22	$16,778	$22,503
9/30/22	$15,848	$21,404
12/31/22	$17,613	$23,023
3/31/23	$17,720	$24,749
6/30/23	$18,417	$26,912
9/30/23	$17,988	$26,031
12/31/23	$19,265	$29,075
3/31/24	$20,756	$32,144
6/30/24	$20,354	$33,521

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
A Shares (without sales charge)	10.52%	8.46%	7.37%
A Shares (with sales charge)	4.16%	7.18%	6.73%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Sector Weightings

(% of total investments)

Transportation
0.2%
Communications
0.4%
Consumer Cyclical
2.7%
Materials
3.8%
Energy
4.5%
Industrials
4.6%
Consumer Discretionary
7.9%
Information Technology
12.1%
Consumer Staples
17.4%
Health Care
21.9%
Financials
24.5%
0%
5%
10%
15%
20%
25%

Value	Value
Financials	24.5%
Health Care	21.9%
Consumer Staples	17.4%
Information Technology	12.1%
Consumer Discretionary	7.9%
Industrials	4.6%
Energy	4.5%
Materials	3.8%
Consumer Cyclical	2.7%
Communications	0.4%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2024

204A-AUXAX-24

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.79%

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Total Return Based on a $250,000 Investment

Date	Institutional Shares	S&P 500® Index
6/30/14	$250,000	$250,000
9/30/14	$246,772	$252,820
12/31/14	$257,812	$265,291
3/31/15	$259,673	$267,812
6/30/15	$257,315	$268,557
9/30/15	$241,435	$251,266
12/31/15	$255,096	$268,962
3/31/16	$256,670	$272,587
6/30/16	$261,785	$279,280
9/30/16	$267,687	$290,038
12/31/16	$273,644	$301,129
3/31/17	$289,812	$319,396
6/30/17	$300,321	$329,260
9/30/17	$305,171	$344,012
12/31/17	$322,654	$366,871
3/31/18	$314,271	$364,086
6/30/18	$321,943	$376,588
9/30/18	$345,812	$405,626
12/31/18	$310,123	$350,786
3/31/19	$338,578	$398,661
6/30/19	$345,237	$415,818
9/30/19	$344,632	$422,880
12/31/19	$373,381	$461,235
3/31/20	$294,791	$370,843
6/30/20	$334,888	$447,026
9/30/20	$353,814	$486,943
12/31/20	$396,371	$546,097
3/31/21	$428,212	$579,819
6/30/21	$449,385	$629,386
9/30/21	$441,179	$633,050
12/31/21	$476,481	$702,857
3/31/22	$476,313	$670,536
6/30/22	$432,920	$562,572
9/30/22	$409,374	$535,104
12/31/22	$455,544	$575,563
3/31/23	$458,833	$618,714
6/30/23	$477,525	$672,803
9/30/23	$466,794	$650,779
12/31/23	$500,523	$726,865
3/31/24	$539,886	$803,593
6/30/24	$529,955	$838,017

The above chart represents historical performance of a hypothetical $250,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Shares	10.98%	8.95%	7.80%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Sector Weightings

(% of total investments)

Value	Value
Financials	24.5%
Health Care	21.9%
Consumer Staples	17.4%
Information Technology	12.1%
Consumer Discretionary	7.9%
Industrials	4.6%
Energy	4.5%
Materials	3.8%
Consumer Cyclical	2.7%
Communications	0.4%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

204A-AUXIX-24

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$96	0.91%

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Total Return Based on a $10,000 Investment

Date	Investor Shares	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,865	$10,113
12/31/14	$10,299	$10,612
3/31/15	$10,369	$10,712
6/30/15	$10,269	$10,742
9/30/15	$9,633	$10,051
12/31/15	$10,172	$10,758
3/31/16	$10,231	$10,903
6/30/16	$10,432	$11,171
9/30/16	$10,665	$11,602
12/31/16	$10,893	$12,045
3/31/17	$11,536	$12,776
6/30/17	$11,950	$13,170
9/30/17	$12,135	$13,760
12/31/17	$12,823	$14,675
3/31/18	$12,484	$14,563
6/30/18	$12,783	$15,064
9/30/18	$13,725	$16,225
12/31/18	$12,303	$14,031
3/31/19	$13,430	$15,946
6/30/19	$13,687	$16,633
9/30/19	$13,657	$16,915
12/31/19	$14,787	$18,449
3/31/20	$11,667	$14,834
6/30/20	$13,253	$17,881
9/30/20	$14,001	$19,478
12/31/20	$15,679	$21,844
3/31/21	$16,931	$23,193
6/30/21	$17,763	$25,175
9/30/21	$17,436	$25,322
12/31/21	$18,821	$28,114
3/31/22	$18,807	$26,821
6/30/22	$17,094	$22,503
9/30/22	$16,159	$21,404
12/31/22	$17,971	$23,023
3/31/23	$18,097	$24,749
6/30/23	$18,828	$26,912
9/30/23	$18,400	$26,031
12/31/23	$19,723	$29,075
3/31/24	$21,272	$32,144
6/30/24	$20,868	$33,521

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	10.83%	8.80%	7.63%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Sector Weightings

(% of total investments)

Value	Value
Financials	24.5%
Health Care	21.9%
Consumer Staples	17.4%
Information Technology	12.1%
Consumer Discretionary	7.9%
Industrials	4.6%
Energy	4.5%
Materials	3.8%
Consumer Cyclical	2.7%
Communications	0.4%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

204A-AUXFX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,800 in 2023 and $14,200 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,100 in 2023 and $3,200 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

AUXIER FOCUS FUND
Annual Financials and Other Information
June 30, 2024

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statement of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 14
Important Tax Information (Unaudited) 15
Other Information (Unaudited) 16

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 92.1%
Common Stock - 92.1%
Communications - 0.3%
16,900 America Movil SAB de CV, ADR $ 287,300
1,719 Cisco Systems, Inc. 81,669
34,119 Telefonica SA, ADR 143,641
56,868 Warner Bros Discovery, Inc.
(a)
423,098
935,708
Consumer Cyclical - 2.5%
1,241 Booking Holdings, Inc. 4,916,222
14,025 DR Horton, Inc. 1,976,543
6,892,765
Consumer Discretionary - 7.3%
115,518 Arcos Dorados Holdings, Inc., Class A 1,039,662
34,000 Becle SAB de CV 61,880
44,408 Comcast Corp., Class A 1,739,017
12,753 CVS Health Corp. 753,192
400 Domino's Pizza, Inc. 206,532
16,250 General Motors Co. 754,975
3,775 Genuine Parts Co. 522,158
13,500 Grand Canyon Education, Inc.
(a)
1,888,785
210,501 Lincoln Educational Services Corp.
(a)
2,496,542
17,975 Lowe's Cos., Inc. 3,962,769
4,756 McDonald's Corp. 1,212,019
61,302 Sally Beauty Holdings, Inc.
(a)
657,770
3,870 The Home Depot, Inc. 1,332,209
600 Ulta Beauty, Inc.
(a)
231,522
37,350 Walmart, Inc. 2,528,969
100 XPEL, Inc.
(a)
3,556
4,550 Yum China Holdings, Inc. 140,322
7,050 Yum! Brands, Inc. 933,843
20,465,722
Consumer Staples - 16.0%
65,455 Altria Group, Inc. 2,981,475
81,255 British American Tobacco PLC, ADR 2,513,217
13,200 Coca-Cola HBC AG, ADR
(a)
449,328
3,535 Diageo PLC, ADR 445,693
11,221 Kenvue, Inc. 203,998
8,000 Keurig Dr Pepper, Inc. 267,200
50,327 Molson Coors Beverage Co., Class B 2,558,121
69,600 Monster Beverage Corp.
(a)
3,476,520
39,095 PepsiCo., Inc. 6,447,938
89,375 Philip Morris International, Inc. 9,056,369
36,044 The Coca-Cola Co. 2,294,201
5,225 The Hershey Co. 960,512
195,126 The Kroger Co. 9,742,641
3,140 The Procter & Gamble Co. 517,849
54,421 Unilever PLC, ADR 2,992,611
44,907,673
Energy - 4.1%
136,810 BP PLC, ADR 4,938,841
7,630 Chevron Corp. 1,193,485
13,600 ConocoPhillips 1,555,568
4,000 Devon Energy Corp. 189,600
2,800 Dril-Quip, Inc.
(a)
52,080
2,700 Occidental Petroleum Corp. 170,181
7,800 Phillips 66 1,101,126
14,415 Valero Energy Corp. 2,259,695
11,460,576
Financials - 22.6%
53,260 Aflac, Inc. 4,756,651
50,995 American International Group, Inc. 3,785,869
2,780 Ameriprise Financial, Inc. 1,187,588
400 Aon PLC, Class A 117,432
Shares Security Description Value
Financials - 22.6% (continued)
2,830 Arch Capital Group, Ltd.
(a)
$ 285,519
201,499 Bank of America Corp. 8,013,615
16,545 Berkshire Hathaway, Inc., Class B
(a)
6,730,506
100 Cannae Holdings, Inc. 1,814
60,674 Central Pacific Financial Corp. 1,286,289
25,975 Citigroup, Inc. 1,648,374
5,616 Colliers International Group, Inc. 627,026
100 Corpay, Inc.
(a)
26,641
5,616 FirstService Corp. 855,710
2,025 Marsh & McLennan Cos., Inc. 426,708
31,139 Mastercard, Inc., Class A 13,737,281
1,100 PayPal Holdings, Inc.
(a)
63,833
1,700 Ryan Specialty Holdings, Inc. 98,447
139,625 The Bank of New York Mellon Corp. 8,362,141
100 The Hartford Financial Services Group,
Inc. 10,054
11,068 The Travelers Cos., Inc. 2,250,567
3,200 U.S. Bancorp 127,040
15,249 Unum Group 779,376
29,300 Visa, Inc., Class A 7,690,371
7,000 Wells Fargo & Co. 415,730
63,284,582
Health Care - 20.2%
28,084 Abbott Laboratories 2,918,208
2,563 AbbVie, Inc. 439,606
4,950 Becton Dickinson & Co. 1,156,865
5,095 Biogen, Inc.
(a)
1,181,123
11,451 Elevance Health, Inc. 6,204,839
990 Embecta Corp. 12,375
38,711 Johnson & Johnson 5,658,000
80,518 Medtronic PLC 6,337,572
68,854 Merck & Co., Inc. 8,524,125
8,370 Organon & Co. 173,259
6,282 Pfizer, Inc. 175,770
14,397 Quest Diagnostics, Inc. 1,970,661
200 Roche Holding AG, ADR 6,934
13,990 The Cigna Group 4,624,674
27,840 UnitedHealth Group, Inc. 14,177,798
26,750 Zimmer Biomet Holdings, Inc. 2,903,178
56,464,987
Industrials - 4.2%
41,235 CAE, Inc.
(a)
766,146
1,240 Caterpillar, Inc. 413,044
97,791 Corning, Inc. 3,799,180
2,150 FedEx Corp. 644,656
700 Ferguson PLC 135,555
69,382 Gates Industrial Corp. PLC
(a)
1,096,930
300 General Dynamics Corp. 87,042
3,500 Johnson Controls International PLC 232,645
85,521 Manitex International, Inc.
(a)
378,858
100 Maximus, Inc. 8,570
28,275 RTX Corp. 2,838,527
2,780 The Boeing Co.
(a)
505,988
7,440 United Parcel Service, Inc., Class B 1,018,164
11,925,305
Information Technology - 11.2%
39,900 Alphabet, Inc., Class A 7,267,785
18,125 Cognizant Technology Solutions Corp.,
Class A 1,232,500
16,238 Forrester Research, Inc.
(a)
277,345
3,155 Meta Platforms, Inc., Class A 1,590,814
46,752 Microsoft Corp. 20,895,806
31,264,250

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Materials - 3.5%
14,225 Celanese Corp., Class A $ 1,918,810
30,258 Corteva, Inc. 1,632,117
28,458 Dow, Inc. 1,509,697
24,040 DuPont de Nemours, Inc. 1,934,980
2,149 International Flavors & Fragrances, Inc. 204,606
25,505 LyondellBasell Industries NV, Class A 2,439,808
4,980 The Mosaic Co. 143,922
9,783,940
Transportation - 0.2%
2,610 Union Pacific Corp. 590,539
Total Common Stock (Cost $91,064,644) 257,976,047
Total Equity Securities (Cost $91,064,644) 257,976,047
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 1.0%
Corporate Non-Convertible Bonds - 0.9%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 389,672
Financials - 0.8%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 399,341
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
9.01  11/15/67 400,491
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 300,479
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
3.65  09/01/69 284,508
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
8.17  05/01/66 504,662
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 379,916
2,269,397
Total Corporate Non-Convertible Bonds (Cost
$2,639,161) 2,659,069
U.S. Government & Agency Obligations - 0.1%
U.S. Treasury Securities - 0.1%
215,000 U.S. Treasury
Bill
(d)
(Cost
$214,468)
5.31 -
5.32  07/18/24 214,466
Total Fixed Income Securities (Cost
$2,853,629) 2,873,535
Shares Security Description Value
Money Market Fund - 6.8%
19,029,979 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 5.23%
(e)
(Cost $19,029,979) $ 19,029,979
Investments, at value - 99.9% (Cost $112,948,252) $ 279,879,561
Other Assets & Liabilities, Net - 0.1% 245,596
Net Assets - 100.0% $ 280,125,157
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2024.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 935,708 $ – $ – $ 935,708
Consumer Cyclical 6,892,765 – – 6,892,765
Consumer Discretionary 20,465,722 – – 20,465,722
Consumer Staples 44,907,673 – – 44,907,673
Energy 11,460,576 – – 11,460,576
Financials 63,284,582 – – 63,284,582
Health Care 56,464,987 – – 56,464,987
Industrials 11,925,305 – – 11,925,305
Information Technology 31,264,250 – – 31,264,250
Materials 9,783,940 – – 9,783,940
Transportation 590,539 – – 590,539
Corporate Non-
Convertible Bonds – 2,659,069 – 2,659,069
U.S. Government &
Agency Obligations – 214,466 – 214,466
Money Market Fund 19,029,979 – – 19,029,979
Investments at Value $ 277,006,026 $ 2,873,535 $ – $ 279,879,561

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communications 0.3%
Consumer Cyclical 2.5%
Consumer Discretionary 7.3%
Consumer Staples 16.0%
Energy 4.1%
Financials 22.6%
Health Care 20.2%
Industrials 4.3%
Information Technology 11.2%
Materials 3.5%
Transportation 0.2%
Corporate Non-Convertible Bonds 0.9%
U.S. Government & Agency Obligations 0.1%
Money Market Fund 6.8%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $112,948,252) $ 279,879,561
Cash 58,992
Receivables:
Fund shares sold 15,746
Dividends and interest 523,557
Prepaid expenses 32,688
Total Assets
280,510,544
LIABILITIES
Payables:
Fund shares redeemed 166,818
Accrued Liabilities:
Investment Adviser fees 128,611
Fund services fees 26,403
Other expenses 63,555
Total Liabilities
385,387
NET ASSETS
$ 280,125,157
COMPONENTS OF NET ASSETS
Paid-in capital $ 106,948,509
Distributable Earnings 173,176,648
NET ASSETS
$ 280,125,157
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,999,251
A Shares 45,066
Institutional Shares 4,655,785
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $142,152,136) $ 28.43
A Shares (based on net assets of $1,323,078) $ 29.36
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 31.15
Institutional Shares (based on net assets of $136,649,943) $ 29.35
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,740) $ 6,547,659
Interest income 273,004
Total Investment Income
6,820,663
EXPENSES
Investment Adviser fees 2,199,797
Fund services fees 346,829
Transfer agent fees:
Investor Shares 49,075
A Shares 852
Institutional Shares 11,921
Distribution fees:
A Shares 3,333
Custodian fees 41,570
Registration fees:
Investor Shares 16,826
A Shares 4,572
Institutional Shares 16,003
Professional fees 59,671
Trustees' fees and expenses 14,534
Other expenses 258,575
Total Expenses 3,023,558
Fees waived
(673,522)
Net Expenses
2,350,036
NET INVESTMENT INCOME
4,470,627
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
7,354,839
Foreign currency transactions
(16)
Net realized gain
7,354,823
Net change in unrealized appreciation (depreciation) on investments
16,696,985
NET REALIZED AND UNREALIZED GAIN
24,051,808
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 28,522,435

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
6
See Notes to Financial Statements.
For the Year
Ended
June 30, 2024
For the Year
Ended
June 30, 2023
OPERATIONS Shares Shares
Net investment income $ 4,470,627 $ 3,930,137
Net realized gain 7,354,823 3,898,198
Net change in unrealized appreciation (depreciation) 16,696,985 17,860,423
Increase in Net Assets Resulting from Operations
28,522,435 25,688,758
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (6,074,386) (4,255,878)
A Shares (46,356) (36,009)
Institutional Shares (5,413,508) (3,466,460)
Total Distributions Paid
(11,534,250) (7,758,347)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,328,392 159,251 5,749,237 223,127
A Shares – – 4,788 180
Institutional Shares 6,460,989 229,640 9,416,041 354,802
Reinvestment of distributions:
Investor Shares 5,927,570 221,271 3,985,471 153,380
A Shares 45,958 1,671 35,720 1,337
Institutional Shares 5,375,849 194,588 3,367,859 125,804
Redemption of shares:
Investor Shares (23,511,819) (860,824) (13,833,480) (536,192)
A Shares (149,833) (5,320) (502,525) (19,322)
Institutional Shares (8,952,273) (317,280) (7,216,992) (272,120)
Redemption fees:
Investor Shares
785
–
2,696
–
A Shares

–
16
–
Institutional Shares
1,242
–
2,213
–
Increase (Decrease) in Net Assets from Capital Share
Transactions (10,473,134) (377,003) 1,011,044 30,996
Increase in Net Assets 6,515,051 18,941,455
NET ASSETS
Beginning of Year
273,610,106 254,668,651
End of Year
$ 280,125,157 $ 273,610,106

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2024 2023 2022 2021 2020
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 26.79 $ 25.05 $ 26.69 $ 20.39 $ 22.34
INVESTMENT OPERATIONS
Net investment income (a) 0.43 0.37 0.27 0.27 0.29
Net realized and unrealized gain (loss)
2.39 2.14 (1.22) 6.59 (0.87)
Total from Investment Operations
2.82 2.51 (0.95) 6.86 (0.58)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.44) (0.33) (0.28) (0.30) (0.29)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08)
Total Distributions to Shareholders
(1.18) (0.77) (0.69) (0.56) (1.37)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 28.43 $ 26.79 $ 25.05 $ 26.69 $ 20.39
TOTAL RETURN
10.83% 10.14% (3.77)% 34.03% (3.17)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 142,152 $ 146,783 $ 141,242 $ 142,915 $ 113,810
Ratios to Average Net Assets:
Net investment income 1.56% 1.43% 0.99% 1.13% 1.34%
Net expenses 0.91% 0.92% 0.92% 0.92% 0.95%
Gross expenses (c) 1.10% 1.10% 1.08% 1.09% 1.10%
PORTFOLIO TURNOVER RATE 2% 1% 1% 1% 2%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2024 2023 2022 2021 2020
A SHARES
NET ASSET VALUE, Beginning of Year
$ 27.50 $ 25.60 $ 27.20 $ 20.76 $ 22.70
INVESTMENT OPERATIONS
Net investment income (a) 0.35 0.29 0.18 0.19 0.23
Net realized and unrealized gain (loss)
2.47 2.19 (1.25) 6.72 (0.89)
Total from Investment Operations
2.82 2.48 (1.07) 6.91 (0.66)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.22) (0.14) (0.12) (0.21) (0.20)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08)
Total Distributions to Shareholders
(0.96) (0.58) (0.53) (0.47) (1.28)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 29.36 $ 27.50 $ 25.60 $ 27.20 $ 20.76
TOTAL RETURN(c)
10.52% 9.77% (4.07)% 33.60% (3.47)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,323 $ 1,340 $ 1,703 $ 2,443 $ 2,770
Ratios to Average Net Assets:
Net investment income 1.24% 1.09% 0.64% 0.78% 1.06%
Net expenses 1.24% 1.25% 1.25% 1.25% 1.25%
Gross expenses (d) 1.86% 1.76% 1.65% 1.52% 1.51%
PORTFOLIO TURNOVER RATE 2% 1% 1% 1% 2%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 27.59 $ 25.74 $ 27.38 $ 20.88 $ 22.81
INVESTMENT OPERATIONS
Net investment income (a) 0.48 0.41 0.31 0.31 0.33
Net realized and unrealized gain (loss)
2.46 2.21 (1.26) 6.75 (0.88)
Total from Investment Operations
2.94 2.62 (0.95) 7.06 (0.55)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.44) (0.33) (0.28) (0.30) (0.30)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08)
Total Distributions to Shareholders
(1.18) (0.77) (0.69) (0.56) (1.38)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 29.35 $ 27.59 $ 25.74 $ 27.38 $ 20.88
TOTAL RETURN
10.98% 10.30% (3.66)% 34.19% (3.00)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 136,650 $ 125,487 $ 111,723 $ 116,907 $ 88,103
Ratios to Average Net Assets:
Net investment income 1.69% 1.56% 1.11% 1.25% 1.51%
Net expenses 0.79% 0.80% 0.80% 0.80% 0.80%
Gross expenses (c) 1.09% 1.08% 1.08% 1.09% 1.10%
PORTFOLIO TURNOVER RATE 2% 1% 1% 1% 2%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2024, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2024 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2024. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2024 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2024 , $1,583,443 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2024 , totaled $5,721,026 and $14,811,106 .
Note 6. Federal Income Tax
As of June 30, 2024 , cost for federal income tax purposes is $112,956,957 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 583,200 $ 90,322 $ 673,522
Gross Unrealized Appreciation
$ 169,846,548
Gross Unrealized Depreciation
(2,923,944)
Net Unrealized Appreciation
$ 166,922,604
2024 2023
Ordinary Income $ 4,395,858 $ 3,310,410
Long-Term Capital Gain 7,138,392 4,447,937
$ 11,534,250 $ 7,758,347
Undistributed Ordinary Income
$ 2,247,190
Undistributed Long-Term Gain
4,006,854
Net Unrealized Appreciation
166,922,604
Total
$ 173,176,648

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Auxier Focus Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Auxier
Focus Fund (the “Fund”), a series of Forum Funds, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
August 26, 2024

AUXIER FOCUS FUND
IMPORTANT TAX INFORMATION (Unaudited)
June 30, 2024

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
98.87 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI), and 7.99 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.81% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund
designates $7,138,392 as long term capital gain dividends for the year.

AUXIER FOCUS FUND
OTHER INFORMATION (Unaudited)
June 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0624

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith)
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 23, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 23, 2024